Non-Financial Assets	6 Months Ended
Jun. 30, 2023
Non-Financial Assets
Non-Financial Assets

13.Non-Financial Assets

Non-financial assets are as follows:

In € thousand	June 30, 2023	December 31, 2022
Advance payments	12,370	4,069
Prepaid expenses	4,818	9,418
Total non-current non-financial assets	17,188	13,487
Value added tax claims	2,254	1,696
Prepaid expenses	7,161	16,241
Miscellaneous other current non-financial assets	468	711
Total current non-financial assets	9,883	18,648
Total non-financial assets	27,071	32,135